FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENT
Schedule of financial assets

	2019	2020
Amortized cost
Cash and cash equivalents	18,241	20,589
Other current financial assets	483	1,194
Trade and other receivables	11,272	11,554
Contract assets	944	1,239
Other non-current assets	290	218
FVTPL
Long-term investment in financial instruments	1,346	4,025
Other current financial assets	71	109
FVTOCI
Long-term investment in financial instruments	—	20
Total financial assets	32,647	38,948

Schedule of financial liabilities

	2019	2020
Financial liabilities measured at amortized cost
Trade and other payables	14,324	17,577
Accrued expenses	12,761	14,265
Short-term bank loans	8,705	9,934
Two-step loans	736	568
Bonds and notes	9,958	7,469
Long-term bank loans	26,601	28,229
Lease liabilities	17,217	14,877
Other borrowings	3,740	3,645
Other liabilities	194	169
Total financial liabilities	94,236	96,733

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2019	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Other current financial asset	71	71	71	—	—
Long-term investment in financial instruments	1,346	1,346	—	—	1,346
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	736	759	—	—	759
Bonds and notes	9,958	10,897	9,906	—	991
Long-term bank loans	26,601	26,537	—	—	26,537
Lease liabilities	17,217	17,217	—	—	17,217
Other borrowings	3,740	3,709	—	—	3,709
Other liabilities	194	194	—	—	194
Total	59,863	60,730	9,977	—	50,753

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2020	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
Financial assets measured at fair value
Other current financial asset	109	109	77	—	32
Long-term investment in financial instruments	4,025	4,025	—	2,115	1,910
Financial assets measured at OCI
Long-term investment in financial instruments	20	20	—	—	20
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	568	575	—	—	575
Bonds and notes	7,469	8,503	8,017	—	486
Long-term bank loans	28,229	28,301	—	—	28,301
Lease liabilities	14,877	14,877	—	—	14,877
Other borrowings	3,645	3,631	—	—	3,631
Other liabilities	169	169	—	—	169
Total	59,111	60,210	8,094	2,115	50,001

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2019	2020
Beginning balance	922	1,346
Gain recognized in consolidated statement of:
Profit or loss	279	126
Other comprehensive income	9	3
Purchase/addition	389	711
Settlement/deduction	(253)	(224)
Ending balance	1,346	1,962

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Subsidiaries investment
Non-listed equity investment - technology	Backsolve method	Volatility	30% - 120%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp32 billion of the Investment value
		Exit timing	1 - 6 years	Increase (decrease) in 1 year exit timing would result in an increase(decrease) Rp30 billion of the Investment value
	Multiple and OPM	Volatility	40% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp5 billion of the Investment value
		Exit timing	1 - 6 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp6 billion of the Investment value
		Equity value/revenue multiple	8.1x - 10.1x	Increase in 1x of equity value/revenue multiple would result in an increase Rp2 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital (“WACC”)	10.60% - 12.60%	1% increase (decrease) in the percentage of WACC would result in an increase (decrease) Rp2 billion of the Investment value
		Terminal growth rate	2.00% - 4.00%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp1 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.40% - 17.00%	0.5% increase (decrease) in WACC would result in an increase (decrease) Rp17 billion of the Investment value
		Terminal growth rate	-2.60% - 5.10%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp16 billion of the Investment value

Covertible bonds
Non-listed equity investment - technology	Backsolve method	Volatility	60% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Exit timing	1 -3 years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Multiple and OPM	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp4 billion of the Investment value
	CN with Conversion discount	Probability of qualified financing	0% - 100%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp19 billion of the Investment value

Schedule of exposure to foreign currency risk

	2019		2020
	U.S. dollar	Japanese yen	U.S. dollar	Japanese yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	422	50	525	61
Financial liabilities	(291)	(3,996)	(290)	(3,104)
Net exposure	131	(3,946)	235	(3,043)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2020
U.S. dollar (1% strengthening)	33
Japanese yen (5% strengthening)	(21)

Schedule of interest rate profile of interest-bearing financial instruments

	2019	2020
Fixed rate borrowings	(38,133)	(26,734)
Variable rate borrowings	(28,824)	(37,988)

Schedule of maximum exposure to credit risk of financial assets

	2019	2020
Cash and cash equivalents	18,241	20,589
Other current financial assets	554	1,303
Trade and other receivable, net	11,272	11,554
Contract assets	944	1,239
Other non-current assets	290	218
Total	31,301	34,903

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2024 and
	amount	cash flows	2020	2021	2022	2023	thereafter
2019
Trade and other payables	14,324	(14,324)	(14,324)	—	—	—	—
Accrued expenses	12,761	(12,761)	(12,761)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	736	(804)	(222)	(196)	(154)	(132)	(100)
Bonds and notes	9,958	(17,454)	(3,402)	(1,231)	(2,817)	(507)	(9,497)
Bank loans	35,306	(40,732)	(15,956)	(8,495)	(4,435)	(6,417)	(5,429)
Other borrowings	3,740	(4,534)	(926)	(1,082)	(1,010)	(948)	(568)
Lease liabilities	17,217	(19,502)	(4,752)	(4,247)	(3,529)	(2,636)	(4,338)
Other liabilities	194	(223)	(12)	(52)	(53)	(53)	(53)
Total	94,236	(110,334)	(52,355)	(15,303)	(11,998)	(10,693)	(19,985)

	Carrying	Contractual					2025 and
	amount	cash flows	2021	2022	2023	2024	thereafter
2020
Trade and other payables	17,577	(17,577)	(17,577)	—	—	—	—
Accrued expenses	14,265	(14,265)	(14,265)	—	—	—	—
Interest bearing loans and other borrowings:
Two-step loans	568	(609)	(204)	(160)	(138)	(107)	—
Bonds and notes	7,469	(14,052)	(1,231)	(2,817)	(507)	(507)	(8,990)
Bank loans	38,163	(42,782)	(19,097)	(6,289)	(5,637)	(4,745)	(7,014)
Other borrowings	3,645	(4,164)	(1,291)	(1,210)	(1,138)	(525)	—
Lease liabilities	14,877	(17,224)	(5,636)	(3,814)	(2,888)	(1,864)	(3,022)
Other liabilities	169	(199)	(11)	(47)	(47)	(47)	(47)
Total	96,733	(110,872)	(59,312)	(14,337)	(10,355)	(7,795)	(19,073)